Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Templeton Variable Insurance Products Trust
Entity Central Index Key	0000837274
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Allocation VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$29	0.56%
[1],[2],[3]
Expenses Paid, Amount	$ 29	[1]
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 574,298,694
Holdings Count | $ / shares	1,512	[4]
Investment Company Portfolio Turnover	23.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$574,298,694
Total Number of Portfolio Holdings*	1,512
Portfolio Turnover Rate	23.61%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Allocation VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$42	0.81%
[5],[6],[7]
Expenses Paid, Amount	$ 42	[5]
Expense Ratio, Percent	0.81%	[5]
Net Assets	$ 574,298,694
Holdings Count | $ / shares	1,512	[8]
Investment Company Portfolio Turnover	23.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$574,298,694
Total Number of Portfolio Holdings*	1,512
Portfolio Turnover Rate	23.61%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Allocation VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$47	0.91%
[9],[10],[11]
Expenses Paid, Amount	$ 47	[9]
Expense Ratio, Percent	0.91%	[9]
Net Assets	$ 574,298,694
Holdings Count | $ / shares	1,512	[12]
Investment Company Portfolio Turnover	23.61%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$574,298,694
Total Number of Portfolio Holdings*	1,512
Portfolio Turnover Rate	23.61%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin DynaTech VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$48	0.87%
[13],[14],[15]
Expenses Paid, Amount	$ 48	[13]
Expense Ratio, Percent	0.87%	[13]
Net Assets	$ 178,286,481
Holdings Count | $ / shares	111	[16]
Investment Company Portfolio Turnover	8.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$178,286,481
Total Number of Portfolio Holdings*	111
Portfolio Turnover Rate	8.64%
[16]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin DynaTech VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$54	0.97%
[17],[18],[19]
Expenses Paid, Amount	$ 54	[17]
Expense Ratio, Percent	0.97%	[17]
Net Assets	$ 178,286,481
Holdings Count | $ / shares	111	[20]
Investment Company Portfolio Turnover	8.64%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$178,286,481
Total Number of Portfolio Holdings*	111
Portfolio Turnover Rate	8.64%
[20]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Global Real Estate VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Real Estate VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$49	1.00%
[21],[22],[23]
Expenses Paid, Amount	$ 49	[21]
Expense Ratio, Percent	1.00%	[21]
Net Assets	$ 101,561,838
Holdings Count | $ / shares	64	[24]
Investment Company Portfolio Turnover	19.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$101,561,838
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	19.02%
[24]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Global Real Estate VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Real Estate VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$61	1.25%
[25],[26],[27]
Expenses Paid, Amount	$ 61	[25]
Expense Ratio, Percent	1.25%	[25]
Net Assets	$ 101,561,838
Holdings Count | $ / shares	64	[28]
Investment Company Portfolio Turnover	19.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$101,561,838
Total Number of Portfolio Holdings*	64
Portfolio Turnover Rate	19.02%
[28]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Growth and Income VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth and Income VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$31	0.59%
[29],[30],[31]
Expenses Paid, Amount	$ 31	[29]
Expense Ratio, Percent	0.59%	[29]
Net Assets	$ 50,498,658
Holdings Count | $ / shares	83	[32]
Investment Company Portfolio Turnover	17.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$50,498,658
Total Number of Portfolio Holdings*	83
Portfolio Turnover Rate	17.85%
[32]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Growth and Income VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth and Income VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$44	0.84%
[33],[34],[35]
Expenses Paid, Amount	$ 44	[33]
Expense Ratio, Percent	0.84%	[33]
Net Assets	$ 50,498,658
Holdings Count | $ / shares	83	[36]
Investment Company Portfolio Turnover	17.85%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$50,498,658
Total Number of Portfolio Holdings*	83
Portfolio Turnover Rate	17.85%
[36]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Income VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$23	0.46%
[37],[38],[39]
Expenses Paid, Amount	$ 23	[37]
Expense Ratio, Percent	0.46%	[37]
Net Assets	$ 3,145,197,401
Holdings Count | $ / shares	267	[40]
Investment Company Portfolio Turnover	20.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,145,197,401
Total Number of Portfolio Holdings*	267
Portfolio Turnover Rate	20.32%
[40]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Income VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$36	0.71%
[41],[42],[43]
Expenses Paid, Amount	$ 36	[41]
Expense Ratio, Percent	0.71%	[41]
Net Assets	$ 3,145,197,401
Holdings Count | $ / shares	267	[44]
Investment Company Portfolio Turnover	20.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,145,197,401
Total Number of Portfolio Holdings*	267
Portfolio Turnover Rate	20.32%
[44]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Income VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$41	0.81%
[45],[46],[47]
Expenses Paid, Amount	$ 41	[45]
Expense Ratio, Percent	0.81%	[45]
Net Assets	$ 3,145,197,401
Holdings Count | $ / shares	267	[48]
Investment Company Portfolio Turnover	20.32%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$3,145,197,401
Total Number of Portfolio Holdings*	267
Portfolio Turnover Rate	20.32%
[48]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Large Cap Growth VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Large Cap Growth VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$45	0.83%
[49],[50],[51]
Expenses Paid, Amount	$ 45	[49]
Expense Ratio, Percent	0.83%	[49]
Net Assets	$ 103,239,307
Holdings Count | $ / shares	67	[52]
Investment Company Portfolio Turnover	6.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$103,239,307
Total Number of Portfolio Holdings*	67
Portfolio Turnover Rate	6.37%
[52]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Large Cap Growth VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Large Cap Growth VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$59	1.07%
[53],[54],[55]
Expenses Paid, Amount	$ 59	[53]
Expense Ratio, Percent	1.07%	[53]
Net Assets	$ 103,239,307
Holdings Count | $ / shares	67	[56]
Investment Company Portfolio Turnover	6.37%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$103,239,307
Total Number of Portfolio Holdings*	67
Portfolio Turnover Rate	6.37%
[56]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 1[1]	$45	0.89%
[57],[58]
Expenses Paid, Amount	$ 45	[57]
Expense Ratio, Percent	0.89%	[57]
Net Assets	$ 423,165,101
Holdings Count | $ / shares	70	[59]
Investment Company Portfolio Turnover	15.56%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$423,165,101
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	15.56%
[59]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 2[1]	$58	1.14%
[60],[61]
Expenses Paid, Amount	$ 58	[60]
Expense Ratio, Percent	1.14%	[60]
Net Assets	$ 423,165,101
Holdings Count | $ / shares	70	[62]
Investment Company Portfolio Turnover	15.56%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$423,165,101
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	15.56%
[62]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 4[1]	$63	1.24%
[63],[64]
Expenses Paid, Amount	$ 63	[63]
Expense Ratio, Percent	1.24%	[63]
Net Assets	$ 423,165,101
Holdings Count | $ / shares	70	[65]
Investment Company Portfolio Turnover	15.56%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$423,165,101
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	15.56%
[65]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 1[1]	$35	0.68%
[66],[67]
Expenses Paid, Amount	$ 35	[66]
Expense Ratio, Percent	0.68%	[66]
Net Assets	$ 2,044,520,002
Holdings Count | $ / shares	70	[68]
Investment Company Portfolio Turnover	16.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,044,520,002
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	16.45%
[68]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 2[1]	$47	0.93%
[69],[70]
Expenses Paid, Amount	$ 47	[69]
Expense Ratio, Percent	0.93%	[69]
Net Assets	$ 2,044,520,002
Holdings Count | $ / shares	70	[71]
Investment Company Portfolio Turnover	16.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,044,520,002
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	16.45%
[71]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 4[1]	$53	1.03%
[72],[73]
Expenses Paid, Amount	$ 53	[72]
Expense Ratio, Percent	1.03%	[72]
Net Assets	$ 2,044,520,002
Holdings Count | $ / shares	70	[74]
Investment Company Portfolio Turnover	16.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$2,044,520,002
Total Number of Portfolio Holdings*	70
Portfolio Turnover Rate	16.45%
[74]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$32	0.62%
[75],[76],[77]
Expenses Paid, Amount	$ 32	[75]
Expense Ratio, Percent	0.62%	[75]
Net Assets	$ 1,484,151,696
Holdings Count | $ / shares	57	[78]
Investment Company Portfolio Turnover	3.69%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,484,151,696
Total Number of Portfolio Holdings*	57
Portfolio Turnover Rate	3.69%
[78]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$45	0.87%
[79],[80],[81]
Expenses Paid, Amount	$ 45	[79]
Expense Ratio, Percent	0.87%	[79]
Net Assets	$ 1,484,151,696
Holdings Count | $ / shares	57	[82]
Investment Company Portfolio Turnover	3.69%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,484,151,696
Total Number of Portfolio Holdings*	57
Portfolio Turnover Rate	3.69%
[82]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$50	0.97%
[83],[84],[85]
Expenses Paid, Amount	$ 50	[83]
Expense Ratio, Percent	0.97%	[83]
Net Assets	$ 1,484,151,696
Holdings Count | $ / shares	57	[86]
Investment Company Portfolio Turnover	3.69%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,484,151,696
Total Number of Portfolio Holdings*	57
Portfolio Turnover Rate	3.69%
[86]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$33	0.65%
[87],[88],[89]
Expenses Paid, Amount	$ 33	[87]
Expense Ratio, Percent	0.65%	[87]
Net Assets	$ 1,083,286,212
Holdings Count | $ / shares	88	[90]
Investment Company Portfolio Turnover	27.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,083,286,212
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	27.33%
[90]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$45	0.90%
[91],[92],[93]
Expenses Paid, Amount	$ 45	[91]
Expense Ratio, Percent	0.90%	[91]
Net Assets	$ 1,083,286,212
Holdings Count | $ / shares	88	[94]
Investment Company Portfolio Turnover	27.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,083,286,212
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	27.33%
[94]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$50	1.00%
[95],[96],[97]
Expenses Paid, Amount	$ 50	[95]
Expense Ratio, Percent	1.00%	[95]
Net Assets	$ 1,083,286,212
Holdings Count | $ / shares	88	[98]
Investment Company Portfolio Turnover	27.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,083,286,212
Total Number of Portfolio Holdings*	88
Portfolio Turnover Rate	27.33%
[98]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$41	0.82%
[99],[100],[101]
Expenses Paid, Amount	$ 41	[99]
Expense Ratio, Percent	0.82%	[99]
Net Assets	$ 430,768,718
Holdings Count | $ / shares	102	[102]
Investment Company Portfolio Turnover	9.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$430,768,718
Total Number of Portfolio Holdings*	102
Portfolio Turnover Rate	9.59%
[102]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$54	1.07%
[103],[104],[105]
Expenses Paid, Amount	$ 54	[103]
Expense Ratio, Percent	1.07%	[103]
Net Assets	$ 430,768,718
Holdings Count | $ / shares	102	[106]
Investment Company Portfolio Turnover	9.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$430,768,718
Total Number of Portfolio Holdings*	102
Portfolio Turnover Rate	9.59%
[106]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$59	1.17%
[107],[108],[109]
Expenses Paid, Amount	$ 59	[107]
Expense Ratio, Percent	1.17%	[107]
Net Assets	$ 430,768,718
Holdings Count | $ / shares	102	[110]
Investment Company Portfolio Turnover	9.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$430,768,718
Total Number of Portfolio Holdings*	102
Portfolio Turnover Rate	9.59%
[110]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Strategic Income VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$40	0.80%
[111],[112],[113]
Expenses Paid, Amount	$ 40	[111]
Expense Ratio, Percent	0.80%	[111]
Net Assets	$ 287,360,047
Holdings Count | $ / shares	598	[114]
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$287,360,047
Total Number of Portfolio Holdings*	598
Portfolio Turnover Rate	42.00%
[114]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Strategic Income VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$53	1.06%
[115],[116],[117]
Expenses Paid, Amount	$ 53	[115]
Expense Ratio, Percent	1.06%	[115]
Net Assets	$ 287,360,047
Holdings Count | $ / shares	598	[118]
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$287,360,047
Total Number of Portfolio Holdings*	598
Portfolio Turnover Rate	42.00%
[118]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Strategic Income VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$58	1.15%
[119],[120],[121]
Expenses Paid, Amount	$ 58	[119]
Expense Ratio, Percent	1.15%	[119]
Net Assets	$ 287,360,047
Holdings Count | $ / shares	598	[122]
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$287,360,047
Total Number of Portfolio Holdings*	598
Portfolio Turnover Rate	42.00%
[122]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Securities VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 1[1]	$26	0.53%
[123],[124]
Expenses Paid, Amount	$ 26	[123]
Expense Ratio, Percent	0.53%	[123]
Net Assets	$ 537,753,841
Holdings Count | $ / shares	697	[125]
Investment Company Portfolio Turnover	2.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$537,753,841
Total Number of Portfolio Holdings*	697
Portfolio Turnover Rate	2.97%
[125]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Securities VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class 2[1]	$39	0.78%
[126],[127]
Expenses Paid, Amount	$ 39	[126]
Expense Ratio, Percent	0.78%	[126]
Net Assets	$ 537,753,841
Holdings Count | $ / shares	697	[128]
Investment Company Portfolio Turnover	2.97%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$537,753,841
Total Number of Portfolio Holdings*	697
Portfolio Turnover Rate	2.97%
[128]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin VolSmart Allocation VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin VolSmart Allocation VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$34	0.65%
[129],[130],[131]
Expenses Paid, Amount	$ 34	[129]
Expense Ratio, Percent	0.65%	[129]
Net Assets	$ 155,532,080
Holdings Count | $ / shares	251	[132]
Investment Company Portfolio Turnover	6.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$155,532,080
Total Number of Portfolio Holdings*	251
Portfolio Turnover Rate	6.86%
[132]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin VolSmart Allocation VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin VolSmart Allocation VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$47	0.90%
[133],[134],[135]
Expenses Paid, Amount	$ 47	[133]
Expense Ratio, Percent	0.90%	[133]
Net Assets	$ 155,532,080
Holdings Count | $ / shares	251	[136]
Investment Company Portfolio Turnover	6.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$155,532,080
Total Number of Portfolio Holdings*	251
Portfolio Turnover Rate	6.86%
[136]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 5
Shareholder Report [Line Items]
Fund Name	Franklin VolSmart Allocation VIP Fund
Class Name	Class 5
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin VolSmart Allocation VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 5[1]	$41	0.80%
[137],[138],[139]
Expenses Paid, Amount	$ 41	[137]
Expense Ratio, Percent	0.80%	[137]
Net Assets	$ 155,532,080
Holdings Count | $ / shares	251	[140]
Investment Company Portfolio Turnover	6.86%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$155,532,080
Total Number of Portfolio Holdings*	251
Portfolio Turnover Rate	6.86%
[140]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$57	1.10%
[141],[142],[143]
Expenses Paid, Amount	$ 57	[141]
Expense Ratio, Percent	1.10%	[141]
Net Assets	$ 265,277,367
Holdings Count | $ / shares	85	[144]
Investment Company Portfolio Turnover	11.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$265,277,367
Total Number of Portfolio Holdings*	85
Portfolio Turnover Rate	11.02%
[144]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$70	1.35%
[145],[146],[147]
Expenses Paid, Amount	$ 70	[145]
Expense Ratio, Percent	1.35%	[145]
Net Assets	$ 265,277,367
Holdings Count | $ / shares	85	[148]
Investment Company Portfolio Turnover	11.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$265,277,367
Total Number of Portfolio Holdings*	85
Portfolio Turnover Rate	11.02%
[148]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Templeton Developing Markets VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Developing Markets VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$75	1.45%
[149],[150],[151]
Expenses Paid, Amount	$ 75	[149]
Expense Ratio, Percent	1.45%	[149]
Net Assets	$ 265,277,367
Holdings Count | $ / shares	85	[152]
Investment Company Portfolio Turnover	11.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$265,277,367
Total Number of Portfolio Holdings*	85
Portfolio Turnover Rate	11.02%
[152]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Templeton Foreign VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$40	0.79%
[153],[154],[155]
Expenses Paid, Amount	$ 40	[153]
Expense Ratio, Percent	0.79%	[153]
Net Assets	$ 870,051,447
Holdings Count | $ / shares	46	[156]
Investment Company Portfolio Turnover	18.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$870,051,447
Total Number of Portfolio Holdings*	46
Portfolio Turnover Rate	18.06%
[156]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Templeton Foreign VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$53	1.04%
[157],[158],[159]
Expenses Paid, Amount	$ 53	[157]
Expense Ratio, Percent	1.04%	[157]
Net Assets	$ 870,051,447
Holdings Count | $ / shares	46	[160]
Investment Company Portfolio Turnover	18.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$870,051,447
Total Number of Portfolio Holdings*	46
Portfolio Turnover Rate	18.06%
[160]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Templeton Foreign VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$58	1.14%
[161],[162],[163]
Expenses Paid, Amount	$ 58	[161]
Expense Ratio, Percent	1.14%	[161]
Net Assets	$ 870,051,447
Holdings Count | $ / shares	46	[164]
Investment Company Portfolio Turnover	18.06%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$870,051,447
Total Number of Portfolio Holdings*	46
Portfolio Turnover Rate	18.06%
[164]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$24	0.50%
[165],[166],[167]
Expenses Paid, Amount	$ 24	[165]
Expense Ratio, Percent	0.50%	[165]
Net Assets	$ 1,465,709,718
Holdings Count | $ / shares	100	[168]
Investment Company Portfolio Turnover	16.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,465,709,718
Total Number of Portfolio Holdings*	100
Portfolio Turnover Rate	16.35%
[168]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$36	0.75%
[169],[170],[171]
Expenses Paid, Amount	$ 36	[169]
Expense Ratio, Percent	0.75%	[169]
Net Assets	$ 1,465,709,718
Holdings Count | $ / shares	100	[172]
Investment Company Portfolio Turnover	16.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,465,709,718
Total Number of Portfolio Holdings*	100
Portfolio Turnover Rate	16.35%
[172]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$40	0.85%
[173],[174],[175]
Expenses Paid, Amount	$ 40	[173]
Expense Ratio, Percent	0.85%	[173]
Net Assets	$ 1,465,709,718
Holdings Count | $ / shares	100	[176]
Investment Company Portfolio Turnover	16.35%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$1,465,709,718
Total Number of Portfolio Holdings*	100
Portfolio Turnover Rate	16.35%
[176]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Templeton Growth VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$45	0.87%
[177],[178],[179]
Expenses Paid, Amount	$ 45	[177]
Expense Ratio, Percent	0.87%	[177]
Net Assets	$ 378,871,984
Holdings Count | $ / shares	57	[180]
Investment Company Portfolio Turnover	22.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$378,871,984
Total Number of Portfolio Holdings*	57
Portfolio Turnover Rate	22.42%
[180]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Templeton Growth VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$57	1.12%
[181],[182],[183]
Expenses Paid, Amount	$ 57	[181]
Expense Ratio, Percent	1.12%	[181]
Net Assets	$ 378,871,984
Holdings Count | $ / shares	57	[184]
Investment Company Portfolio Turnover	22.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$378,871,984
Total Number of Portfolio Holdings*	57
Portfolio Turnover Rate	22.42%
[184]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Templeton Growth VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$63	1.22%
[185],[186],[187]
Expenses Paid, Amount	$ 63	[185]
Expense Ratio, Percent	1.22%	[185]
Net Assets	$ 378,871,984
Holdings Count | $ / shares	57	[188]
Investment Company Portfolio Turnover	22.42%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$378,871,984
Total Number of Portfolio Holdings*	57
Portfolio Turnover Rate	22.42%
[188]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[6]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[7]
†	Annualized.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[14]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[15]
†	Annualized.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[18]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[19]
†	Annualized.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
†	Annualized.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[26]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[27]
†	Annualized.

[28]
*	Does not include derivatives, except purchased options, if any.

[29]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[30]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[31]
†	Annualized.

[32]
*	Does not include derivatives, except purchased options, if any.

[33]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[34]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[35]
†	Annualized.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[38]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[39]
†	Annualized.

[40]
*	Does not include derivatives, except purchased options, if any.

[41]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[42]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[43]
†	Annualized.

[44]
*	Does not include derivatives, except purchased options, if any.

[45]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[46]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[47]
†	Annualized.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[50]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[51]
†	Annualized.

[52]
*	Does not include derivatives, except purchased options, if any.

[53]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[54]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[55]
†	Annualized.

[56]
*	Does not include derivatives, except purchased options, if any.

[57]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[58]
†	Annualized.

[59]
*	Does not include derivatives, except purchased options, if any.

[60]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[61]
†	Annualized.

[62]
*	Does not include derivatives, except purchased options, if any.

[63]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[64]
†	Annualized.

[65]
*	Does not include derivatives, except purchased options, if any.

[66]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[67]
†	Annualized.

[68]
*	Does not include derivatives, except purchased options, if any.

[69]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[70]
†	Annualized.

[71]
*	Does not include derivatives, except purchased options, if any.

[72]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[73]
†	Annualized.

[74]
*	Does not include derivatives, except purchased options, if any.

[75]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[76]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[77]
†	Annualized.

[78]
*	Does not include derivatives, except purchased options, if any.

[79]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[80]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[81]
†	Annualized.

[82]
*	Does not include derivatives, except purchased options, if any.

[83]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[84]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[85]
†	Annualized.

[86]
*	Does not include derivatives, except purchased options, if any.

[87]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[88]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[89]
†	Annualized.

[90]
*	Does not include derivatives, except purchased options, if any.

[91]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[92]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[93]
†	Annualized.

[94]
*	Does not include derivatives, except purchased options, if any.

[95]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[96]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[97]
†	Annualized.

[98]
*	Does not include derivatives, except purchased options, if any.

[99]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[100]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[101]
†	Annualized.

[102]
*	Does not include derivatives, except purchased options, if any.

[103]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[104]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[105]
†	Annualized.

[106]
*	Does not include derivatives, except purchased options, if any.

[107]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[108]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[109]
†	Annualized.

[110]
*	Does not include derivatives, except purchased options, if any.

[111]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[112]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[113]
†	Annualized.

[114]
*	Does not include derivatives, except purchased options, if any.

[115]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[116]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[117]
†	Annualized.

[118]
*	Does not include derivatives, except purchased options, if any.

[119]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[120]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[121]
†	Annualized.

[122]
*	Does not include derivatives, except purchased options, if any.

[123]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[124]
†	Annualized.

[125]
*	Does not include derivatives, except purchased options, if any.

[126]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[127]
†	Annualized.

[128]
*	Does not include derivatives, except purchased options, if any.

[129]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[130]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[131]
†	Annualized.

[132]
*	Does not include derivatives, except purchased options, if any.

[133]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[134]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[135]
†	Annualized.

[136]
*	Does not include derivatives, except purchased options, if any.

[137]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[138]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[139]
†	Annualized.

[140]
*	Does not include derivatives, except purchased options, if any.

[141]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[142]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[143]
†	Annualized.

[144]
*	Does not include derivatives, except purchased options, if any.

[145]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[146]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[147]
†	Annualized.

[148]
*	Does not include derivatives, except purchased options, if any.

[149]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[150]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[151]
†	Annualized.

[152]
*	Does not include derivatives, except purchased options, if any.

[153]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[154]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[155]
†	Annualized.

[156]
*	Does not include derivatives, except purchased options, if any.

[157]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[158]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[159]
†	Annualized.

[160]
*	Does not include derivatives, except purchased options, if any.

[161]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[162]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[163]
†	Annualized.

[164]
*	Does not include derivatives, except purchased options, if any.

[165]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[166]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[167]
†	Annualized.

[168]
*	Does not include derivatives, except purchased options, if any.

[169]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[170]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[171]
†	Annualized.

[172]
*	Does not include derivatives, except purchased options, if any.

[173]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[174]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[175]
†	Annualized.

[176]
*	Does not include derivatives, except purchased options, if any.

[177]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[178]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[179]
†	Annualized.

[180]
*	Does not include derivatives, except purchased options, if any.

[181]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[182]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[183]
†	Annualized.

[184]
*	Does not include derivatives, except purchased options, if any.

[185]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[186]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[187]
†	Annualized.

[188]
*	Does not include derivatives, except purchased options, if any.